22. Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenue
Trading and manufacturing	¥ 12,256		¥ 11,647		¥ 10,986
Engineering	6,046		7,175		7,616
Revenue | $		$ 18,302		$ 18,822		$ 18,602
Operating (loss)/income
Trading and manufacturing	(187)		(214)		(241)
Engineering	(1,624)		(640)		106
Unallocated corporate expenses	(147)		(117)		(120)
Operating expenses | $		$ (1,958)		$ (971)		$ (255)
Depreciation:
Trading and manufacturing	46		67		74
Engineering	10		21		34
Depreciation	56		88		108
Capital Expenditures, Gross
Trading and manufacturing	11		2		31
Engineering	10		8		20
Total	21		10		¥ 51
Assets
Trading and manufacturing	5,050		5,664
Engineering	16,220		17,735
Total assets | $							$ 21,270	$ 23,399
Liabilities
Trading and manufacturing	2,468		2,929
Engineering	¥ 2,346		¥ 2,940
Total | $							$ 4,814	$ 5,869